Financial debt - Royalty Certificates liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Royalty certificates liabilities		€ 29,207	€ 6,327
Financial liabilities, at fair value		€ 248,272	92,594		€ 63,760
Royalty Certificate | Discount rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.202
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional Amount				€ 5,100
Borrowings		€ 8,100	6,300	€ 5,100
Royalty certificates, effective interest rate		31.90%
Financial liabilities, at fair value		€ 16,600	€ 9,600
Change in probability of success		5.00%
Amortized cost		€ 500
2023 Royalty Certificates | Financial liabilities at fair value
Disclosure of detailed information about borrowings [line items]
Change in probability of success		5.00%
Amortized cost		€ 1,000
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional Amount	€ 20,100
Borrowings	19,700	€ 21,200
Royalty certificates, effective interest rate		30.50%
Payments for debt issue costs	€ 500
Financial liabilities, at fair value		€ 46,700
Change in probability of success		5.00%
Amortized cost		€ 1,100
2024 Royalty Certificates | Financial liabilities at fair value
Disclosure of detailed information about borrowings [line items]
Change in probability of success		5.00%
Amortized cost		€ 2,700